Financial instruments - Fair values and risk management - Capital management (Details) $ / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 21, 2022 USD ($)	Apr. 07, 2021 USD ($)	Apr. 07, 2021 EUR (€)	Sep. 11, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Mar. 31, 2019 USD ($)	Sep. 07, 2018 USD ($)	Mar. 22, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Facility size	$ 671,300,000
Current assets less current liabilities	1,024,000,000
Aggregate cash	851,100,000
Cash and cash equivalents	$ 179,929,000	$ 152,528,000	$ 161,478,000					$ 296,954,000
Ratio of stockholders' equity to total assets	54.80%
Percentage of net income paid to shareholders through dividends	80.00%
Dividends, fixed amount per share (in USD per share) | $ / shares	$ 0.03
Minimum yearly fixed dividend (in USD per share) | $ / shares	$ 0.12
Transfer of treasury shares (in shares) | shares	105,551	0	0
Number of shares outstanding (in shares) | shares	201,783,532	201,677,981	201,677,981					215,078,497
Treasury shares as percent of shares outstanding	8.29%
Treasury shares
Disclosure of detailed information about financial instruments [line items]
Transfer of treasury shares (in shares) | shares	(105,551)	0	0
Number of shares outstanding (in shares) | shares	18,241,181	18,346,732	18,346,732					4,946,216
Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Aggregate cash and cash equivalents, including undrawn amounts on committed loans	$ 50,000,000
Ratio of indebtedness to net capital	5.00%
Minimum cash requirement	$ 30,000,000
Ratio of stockholders' equity to total assets, minimum	30.00%
Notional amount									$ 220,000,000	$ 200,000,000
Change of control, minimum shares acquired	50.00%
Change of control, put option percentage	101.00%
Change of control, premium	1.00%
Secured FSO loan due 2030
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 150,000,000			$ 150,000,000
Covenant, minimum debt service ratio				1.1
Secured vessels Revolving loan due 2026
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 713,000,000.0		$ 713,000,000				$ 713,000,000
Change of control, minimum shares acquired	30.00%
Unsecured Revolving loan due 2026
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 100,000,000	€ 80
Change of control, minimum shares acquired	30.00%
$$173.6 million facility - Cap Quebec and Cap Pembroke
Disclosure of detailed information about financial instruments [line items]
Notional amount											$ 173,550,300
Minimum | Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Ratio of fair market value of collateral vessels to aggregate principal amount outstanding on loans	125.00%